UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22606

Name of Fund: BlackRock Utility and Infrastructure Trust (BUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 2.0%
Transurban Group	1,076,800	$6,917,098
Brazil – 14.6%
CCR SA	1,454,900	12,147,833
Cia de Saneamento Basico do Estado de Sao Paulo	141,900	5,980,823
Cia de Saneamento de Minas Gerais	331,100	8,098,152
Cia Energetica de Minas Gerais - ADR	372,400	7,079,324
CPFL Energia SA - ADR	83,300	1,927,562
EDP - Energias do Brasil SA	657,900	4,356,677
Tractebel Energia SA	603,300	10,828,311
		50,418,682
Canada – 3.7%
BCE, Inc.	115,600	4,917,624
Shaw Communications, Inc., Class B (a)	150,900	2,944,721
TransCanada Corp. (a)	107,800	4,909,235
		12,771,580
France – 0.8%
Vinci SA	65,200	2,761,045
Germany – 1.5%
E.ON AG	240,600	5,120,469
Hong Kong – 2.6%
China Merchants Holdings International Co. Ltd.	1,283,000	3,973,388
Power Assets Holdings Ltd.	627,500	4,924,360
		8,897,748
Italy – 1.5%
Atlantia S.p.A.	397,370	5,216,943
Norway – 1.3%
Telenor ASA	256,300	4,333,881
United Kingdom – 6.9%
BT Group Plc	1,949,900	6,633,946
National Grid Plc	944,600	9,798,090
Severn Trent Plc	176,700	4,772,771
Vodafone Group Plc - ADR (a)	85,700	2,463,875
		23,668,682
United States – 60.2%
Access Midstream Partners LP (a)	76,871	2,229,259
Alliant Energy Corp.	129,500	6,048,945
American Electric Power Co., Inc. (a)	59,500	2,513,280
American Tower Corp. - REIT (a)	109,100	7,889,021
American Water Works Co., Inc.	183,900	6,666,375
Aqua America, Inc.	305,700	7,838,148
AT&T Inc. (a)	172,900	6,556,368
CenturyLink, Inc. (a)	112,000	4,652,480
CMS Energy Corp.	274,800	6,776,568
Consolidated Edison, Inc. (a)	75,800	4,889,100
DCP Midstream Partners LP	30,649	1,306,567
Dominion Resources, Inc. (a)	90,700	4,925,917

Common Stocks	Shares	Value
United States (concluded)
Duke Energy Corp.	72,167	$4,891,479
Edison International	146,400	6,760,752
Enbridge Energy Partners LP (a)	30,289	904,127
Energy Transfer Partners LP (a)	39,600	1,813,680
Entergy Corp. (a)	62,600	4,549,142
Enterprise Products Partners LP	45,600	2,416,800
Exelon Corp.	112,500	4,401,000
FirstEnergy Corp. (a)	106,900	5,368,518
Frontier Communications Corp.	840,800	3,295,936
ITC Holdings Corp.	49,200	3,650,148
Kinder Morgan Energy Partners LP (a)	10,933	874,968
MarkWest Energy Partners LP (a)	55,448	2,914,901
NextEra Energy, Inc. (a)	121,300	8,600,170
Northeast Utilities	73,300	2,923,204
NorthWestern Corp.	161,100	5,949,423
NV Energy, Inc.	371,900	6,802,051
OGE Energy Corp.	111,100	5,900,521
ONEOK Partners LP	44,809	2,605,195
Pepco Holdings, Inc.	233,400	4,658,664
PG&E Corp.	110,400	5,096,064
Pinnacle West Capital Corp.	72,100	3,860,234
Plains All American Pipeline LP (a)	34,739	3,057,032
PPL Corp.	67,000	1,936,300
Public Service Enterprise Group, Inc.	160,301	5,328,405
Sempra Energy (a)	77,300	5,442,693
The Southern Co. (a)	180,300	8,681,445
Targa Resources Partners LP (a)	49,730	1,888,248
Verizon Communications, Inc. (a)	234,800	10,598,872
Westar Energy, Inc.	165,100	5,045,456
Western Gas Partners LP	25,414	1,142,359
Williams Partners LP (a)	28,990	1,574,447
Wisconsin Energy Corp.	113,900	4,640,286
Xcel Energy, Inc.	134,900	3,952,570
Xylem, Inc. (a)	156,800	3,760,064
		207,577,182
Total Long-Term Investments (Cost – $299,210,572) – 95.1%		327,683,310

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (b)(c)	19,706,404	19,706,404
Total Short-Term Securities (Cost – $19,706,404) – 5.7%		19,706,404
Total Investments Before Outstanding Options Written (Cost – $318,916,976*) – 100.8%		347,389,714

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	GBP	British Pound
	AUD	Australian Dollar	HKD	Hong Kong Dollar
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	EUR	Euro	USD	US Dollar

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options – (0.2)%
Access Midstream Partners LP, Strike Price USD 30, Expires 9/24/12	210	$(10,500)
American Electric Power Co., Inc., Strike Price USD 40, Expires 8/20/12	197	(45,310)
American Tower Corp. - REIT:
Strike Price USD 72.50, Expires 8/20/12	50	(9,125)
Strike Price USD 72.50, Expires 9/24/12	310	(79,050)
AT&T Inc.:
Strike Price USD 36, Expires 8/20/12	225	(45,225)
Strike Price USD 35.75, Expires 8/29/12	205	(44,675)
CenturyLink, Inc.:
Strike Price USD 42, Expires 8/20/12	30	(1,800)
Strike Price USD 42, Expires 9/24/12	30	(2,250)
Consolidated Edison, Inc., Strike Price USD 62.50, Expires 8/20/12	250	(53,125)
Dominion Resources, Inc., Strike Price USD 55, Expires 9/24/12	30	(1,650)
Enbridge Energy Partners LP, Strike Price USD 30, Expires 8/20/12	100	(1,750)
Energy Transfer Partners LP, Strike Price USD 45, Expires 8/20/12	200	(16,000)
Entergy Corp., Strike Price USD 70, Expires 9/24/12	205	(62,525)
FirstEnergy Corp., Strike Price USD 49, Expires 8/20/12	230	(29,325)
Kinder Morgan Energy Partners LP, Strike Price USD 82.50, Expires 9/24/12	35	(3,973)
MarkWest Energy Partners LP, Strike Price USD 50, Expires 8/20/12	50	(9,000)
NextEra Energy, Inc., Strike Price USD 67.50, Expires 8/20/12	25	(8,750)
Plains All American Pipeline LP, Strike Price USD 87.50, Expires 9/24/12	120	(17,700)
Sempra Energy, Strike Price USD 70, Expires 8/20/12	80	(10,200)
Shaw Communications, Inc., Class B, Strike Price CAD 20, Expires 9/24/12	500	(13,212)
The Southern Co., Strike Price USD 47, Expires 8/20/12	525	(62,475)
Targa Resources Partners LP, Strike Price USD 37, Expires 8/20/12	165	(27,225)
TransCanada Corp., Strike Price CAD 44, Expires 9/24/12	355	(68,674)
Verizon Communications, Inc., Strike Price USD 45, Expires 8/20/12	65	(4,225)
Vodafone Group Plc - ADR:
Strike Price USD 28, Expires 9/24/12	200	(25,000)
Strike Price USD 29, Expires 9/24/12	60	(3,750)
Williams Partners LP, Strike Price USD 55, Expires 8/20/12	95	(4,038)
Xylem, Inc., Strike Price USD 24, Expires 8/23/12	80	(4,685)
Total Exchange-Traded Call Options		(665,217)
Over-the-Counter Call Options – (0.8)%
Access Midstream Partners LP, Strike Price USD 27.78, Expires 9/10/12, Broker Citigroup Global Markets, Inc.	5,800	(11,234)
Alliant Energy Corp., Strike Price USD 45.75, Expires 8/24/12, Broker Morgan Stanley & Co., Inc.	45,000	(51,871)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
American Water Works Co., Inc.:
Strike Price USD 33.22, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	20,000	$(60,620)
Strike Price USD 33.22, Expires 8/23/12, Broker Deutsche Bank Securities Corp.	20,000	(60,620)
Strike Price USD 36.95, Expires 9/14/12, Broker Deutsche Bank Securities Corp.	20,500	(6,039)
Aqua America, Inc.:
Strike Price USD 24.15, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	3,800	(5,661)
Strike Price USD 24.42, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	3,700	(4,507)
Strike Price USD 24.32, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	45,000	(59,355)
Strike Price USD 24.35, Expires 8/16/12, Broker Morgan Stanley & Co., Inc.	3,800	(4,902)
Strike Price USD 25.56, Expires 8/29/12, Broker Morgan Stanley & Co., Inc.	44,500	(19,512)
AT&T Inc., Strike Price USD 35.04, Expires 8/09/12, Broker Goldman Sachs & Co.	13,000	(37,440)
Atlantia S.p.A., Strike Price EUR 10.69, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	131,200	(46,240)
BCE, Inc.:
Strike Price USD 39.61, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	8,000	(23,463)
Strike Price USD 42.61, Expires 9/06/12, Broker UBS Securities LLC	30,000	(13,587)
BT Group Plc, Strike Price GBP 2.08, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	645,000	(97,203)
CCR SA:
Strike Price BRL 16.24, Expires 8/07/12, Broker UBS Securities LLC	95,000	(41,289)
Strike Price BRL 17.43, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	192,600	(43,878)
Strike Price BRL 17.43, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	192,600	(50,823)
China Merchants Holdings International Co. Ltd.:
Strike Price HKD 23.34, Expires 8/13/12, Broker Deutsche Bank Securities Corp.	212,000	(28,576)
Strike Price HKD 24.02, Expires 8/28/12, Broker Citigroup Global Markets, Inc.	212,000	(26,127)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 88.36, Expires 9/26/12, Broker Deutsche Bank Securities Corp.	46,800	(76,977)

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Cia de Saneamento de Minas Gerais:
Strike Price BRL 42.36, Expires 8/07/12, Broker UBS Securities LLC	37,900	$(152,883)
Strike Price BRL 49.33, Expires 8/30/12, Broker Deutsche Bank Securities Corp.	35,700	(37,140)
Strike Price BRL 49.33, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	35,700	(41,959)
Cia Energetica de Minas Gerais - ADR:
Strike Price USD 17.75, Expires 8/22/12, Broker Citigroup Global Markets, Inc.	10,000	(13,044)
Strike Price USD 18.89, Expires 9/06/12, Broker Deutsche Bank Securities Corp.	49,500	(32,144)
Strike Price USD 19.49, Expires 9/26/12, Broker Deutsche Bank Securities Corp.	63,500	(45,593)
CMS Energy Corp., Strike Price USD 24.92, Expires 8/31/12, Broker Banc of America Securities	90,700	(19,682)
CPFL Energia SA - ADR, Strike Price USD 24.99, Expires 8/08/12, Broker Citigroup Global Markets, Inc.	33,000	(393)
DCP Midstream Partners LP, Strike Price USD 41.55, Expires 8/24/12, Broker Deutsche Bank Securities Corp.	10,000	(17,389)
Dominion Resources, Inc., Strike Price USD 54.64, Expires 8/24/12, Broker Credit Suisse First Boston	27,000	(10,395)
Duke Energy Corp.:
Strike Price USD 68.86, Expires 8/03/12, Broker Deutsche Bank Securities Corp.	13,767	(534)
Strike Price USD 66.84, Expires 8/27/12, Broker UBS Securities LLC	10,000	(13,911)
E.ON AG, Strike Price EUR 17.99, Expires 9/12/12, Broker Citigroup Global Markets, Inc.	79,400	(37,039)
Edison International:
Strike Price USD 45.99, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	11,700	(5,615)
Strike Price USD 45.23, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	6,000	(6,420)
Strike Price USD 46.31, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	33,500	(8,959)
EDP - Energias do Brasil SA:
Strike Price BRL 12.92, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	45,000	(14,196)
Strike Price BRL 13.79, Expires 8/30/12, Broker Deutsche Bank Securities Corp.	87,100	(12,522)
Strike Price BRL 13.79, Expires 9/13/12, Broker Deutsche Bank Securities Corp.	87,100	(16,066)
Enterprise Products Partners LP, Strike Price USD 53.58, Expires 9/07/12, Broker Banc of America Securities	10,000	(6,306)
Exelon Corp., Strike Price USD 39.54, Expires 9/06/12, Broker Deutsche Bank Securities Corp.	40,000	(16,864)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
FirstEnergy Corp., Strike Price USD 48.09, Expires 8/07/12, Broker Citigroup Global Markets, Inc.	13,000	$(27,690)
Frontier Communications Corp.:
Strike Price USD 4.13, Expires 8/10/12, Broker Morgan Stanley & Co., Inc.	150,000	(3,411)
Strike Price USD 3.64, Expires 9/10/12, Broker UBS Securities LLC	130,000	(38,272)
ITC Holdings Corp., Strike Price USD 70.71, Expires 8/24/12, Broker Morgan Stanley & Co., Inc.	17,000	(62,177)
MarkWest Energy Partners LP, Strike Price USD 55.04, Expires 9/07/12, Broker Banc of America Securities	17,000	(6,306)
National Grid Plc:
Strike Price GBP 6.74, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	80,700	(3,978)
Strike Price GBP 6.90, Expires 9/05/12, Broker Banc of America Securities	234,000	(13,310)
NextEra Energy, Inc.:
Strike Price USD 68.40, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	19,500	(48,842)
Strike Price USD 69.93, Expires 9/10/12, Broker Banc of America Securities	18,000	(26,302)
Northeast Utilities:
Strike Price USD 38.49, Expires 8/09/12, Broker Citigroup Global Markets, Inc.	11,300	(15,754)
Strike Price USD 39.19, Expires 8/30/12, Broker Citigroup Global Markets, Inc.	13,000	(13,695)
NorthWestern Corp.:
Strike Price USD 36.11, Expires 8/03/12, Broker Deutsche Bank Securities Corp.	26,800	(21,976)
Strike Price USD 37.56, Expires 10/01/12, Broker Deutsche Bank Securities Corp.	26,800	(12,360)
NV Energy, Inc.:
Strike Price USD 17.41, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	31,800	(28,067)
Strike Price USD 17.22, Expires 8/13/12, Broker Banc of America Securities	91,000	(97,734)
OGE Energy Corp.:
Strike Price USD 54.20, Expires 8/07/12, Broker Morgan Stanley & Co., Inc.	19,900	(1,640)
Strike Price USD 53.51, Expires 8/31/12, Broker Goldman Sachs & Co.	17,000	(10,586)
ONEOK Partners LP, Strike Price USD 58.58, Expires 9/14/12, Broker Citigroup Global Markets, Inc.	15,000	(12,894)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Pepco Holdings, Inc.:
Strike Price USD 19.44, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	12,600	$(6,590)
Strike Price USD 19.70, Expires 8/29/12, Broker Banc of America Securities	64,500	(21,881)
PG&E Corp., Strike Price USD 46.20, Expires 8/24/12, Broker Citigroup Global Markets, Inc.	39,000	(20,396)
Pinnacle West Capital Corp., Strike Price USD 54.55, Expires 9/14/12, Broker UBS Securities LLC	23,900	(9,581)
Power Assets Holdings Ltd., Strike Price HKD 54.18, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	209,000	(179,903)
PPL Corp., Strike Price USD 27.86, Expires 8/07/12, Broker Deutsche Bank Securities Corp.	13,400	(13,949)
Public Service Enterprise Group, Inc.:
Strike Price USD 32.33, Expires 8/14/12, Broker UBS Securities LLC	6,500	(9,611)
Strike Price USD 32.40, Expires 8/29/12, Broker Banc of America Securities	8,500	(7,421)
Strike Price USD 33.09, Expires 9/14/12, Broker Banc of America Securities	38,000	(19,137)
Sempra Energy, Strike Price USD 69.93, Expires 8/28/12, Broker Goldman Sachs & Co.	17,500	(22,929)
Severn Trent Plc, Strike Price GBP 16.39, Expires 8/13/12, Broker UBS Securities LLC	58,300	(76,658)
The Southern Co., Strike Price USD 48.59, Expires 9/27/12, Broker UBS Securities LLC	7,500	(3,488)
Telenor ASA, Strike Price NOK 101.23, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	84,600	(36,978)
Tractebel Energia SA:
Strike Price BRL 37.2, Expires 8/16/12, Broker UBS Securities LLC	39,000	(7,082)
Strike Price BRL 37.82, Expires 8/30/12, Broker Credit Suisse First Boston	62,500	(12,085)
Strike Price BRL 36.92, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	97,500	(56,930)
Transurban Group, Strike Price AUD 5.65, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	356,000	(176,977)
Verizon Communications, Inc.:
Strike Price USD 44.81, Expires 8/29/12, Broker Goldman Sachs & Co.	45,000	(36,179)
Strike Price USD 45, Expires 9/11/12, Broker Goldman Sachs & Co.	27,000	(23,157)
Vinci SA, Strike Price EUR 36.30, Expires 9/12/12, Broker Morgan Stanley & Co., Inc.	21,600	(17,336)
Vodafone Group Plc - ADR, Strike Price USD 27.16, Expires 8/03/12, Broker Morgan Stanley & Co., Inc.	4,000	(6,376)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
Westar Energy, Inc.:
Strike Price USD 30.76, Expires 9/04/12, Broker Morgan Stanley & Co., Inc.	9,300	$(2,607)
Strike Price USD 30.60, Expires 10/04/12, Broker Citigroup Global Markets, Inc.	46,000	(20,895)
Western Gas Partners LP, Strike Price USD 45.75, Expires 8/31/12, Broker Morgan Stanley & Co., Inc.	10,000	(5,780)
Wisconsin Energy Corp.:
Strike Price USD 39.38, Expires 8/07/12, Broker Citigroup Global Markets, Inc.	9,800	(13,328)
Strike Price USD 40.10, Expires 8/29/12, Broker Citigroup Global Markets, Inc.	27,800	(23,296)
Xcel Energy, Inc., Strike Price USD 28.77, Expires 8/06/12, Broker Deutsche Bank Securities Corp.	44,600	(23,504)
Xylem, Inc., Strike Price USD 25.92, Expires 8/14/12, Broker Deutsche Bank Securities Corp.	44,000	(1,316)
Total Over-the-Counter Call Options		(2,579,342)
Total Options Written (Premiums Received – $2,257,940) – (1.0)%		(3,244,559)
Total Investments Net of Outstanding Options Written – 99.8%		344,145,155
Other Assets Less Liabilities – 0.2%		524,200
Net Assets – 100.0%		$344,669,355

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$318,916,976
Gross unrealized appreciation	$31,362,450
Gross unrealized depreciation	(2,889,712)
Net unrealized appreciation	$28,472,738

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Represents the current yield as of report date.

4	JULY 31, 2012

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	19,406,404	19,406,404	$1,576	$35,008

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$6,917,098	–	$6,917,098
Brazil	$50,418,682	–	–	50,418,682
Canada	12,771,580	–	–	12,771,580
France	–	2,761,045	–	2,761,045
Germany	–	5,120,469	–	5,120,469
Hong Kong	–	8,897,748	–	8,897,748
Italy	–	5,216,943	–	5,216,943
Norway	–	4,333,881	–	4,333,881
United Kingdom	2,463,875	21,204,807	–	23,668,682
United States	207,577,182	–	–	207,577,182
Short-Term Securities	19,706,404	–	–	19,706,404
Total	$292,937,723	$54,451,991	–	$347,389,714

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(615,857)	$(2,628,702)	–	$(3,244,559)
Total	$(615,857)	$(2,628,702)	–	$(3,244,559)

[1]	Derivative financial instruments are options, which are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$345,077	–	–	$345,077
Liabilities:
Bank overdraft	–	$(733,584)	–	(733,584)
Total	$345,077	$(733,584)	–	$(388,507)

There were no transfers between levels during the period ended July 31, 2012.

JULY 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Utility and Infrastructure Trust

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Utility and Infrastructure Trust

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Utility and Infrastructure Trust

Date:	September 25, 2012